Other Assets (Details) - Schedule of other assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Assets Abstract
Restricted cash	$ 286	$ 321
Long-term prepaid expenses	118	164
Right-of-Use assets, net	5,369	5,689
Total	$ 5,773	$ 6,174